Securities (Schedule Of Fair Values And Related Unrealized Losses In Securities Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 security	Dec. 31, 2012 security
Schedule of Available-for-sale Securities [Line Items]
Number (of securities)	21	2
Less than 12 months, Fair Value	$ 45,827	$ 4,288
Less than 12 months, Unrealized Losses	(2,154)	(55)
More than 12 months, Fair Value	901
More than 12 months, Unrealized Losses	(143)
Fair Value, Total	46,728	4,288
Unrealized Losses, Total	(2,297)	(55)
Mortgage-Backed Securities Fixed Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Number (of securities)	10
Less than 12 months, Fair Value	26,610
Less than 12 months, Unrealized Losses	(724)
Fair Value, Total	26,610
Unrealized Losses, Total	(724)
Mortgage-Backed Securities Variable Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Number (of securities)	2
Less than 12 months, Fair Value	3,214
Less than 12 months, Unrealized Losses	(128)
Fair Value, Total	3,214
Unrealized Losses, Total	(128)
Municipals [Member]
Schedule of Available-for-sale Securities [Line Items]
Number (of securities)		1
Less than 12 months, Fair Value		1,000
Less than 12 months, Unrealized Losses		(50)
Fair Value, Total		1,000
Unrealized Losses, Total		(50)
Taxable Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Number (of securities)	5
Less than 12 months, Fair Value	8,069
Less than 12 months, Unrealized Losses	(697)
More than 12 months, Fair Value	901
More than 12 months, Unrealized Losses	(143)
Fair Value, Total	8,970
Unrealized Losses, Total	(840)
Tax Exempt Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Number (of securities)	1
Less than 12 months, Fair Value	1,573
Less than 12 months, Unrealized Losses	(61)
Fair Value, Total	1,573
Unrealized Losses, Total	(61)
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Number (of securities)	3	1
Less than 12 months, Fair Value	6,361	3,288
Less than 12 months, Unrealized Losses	(544)	(5)
Fair Value, Total	6,361	3,288
Unrealized Losses, Total	$ (544)	$ (5)